UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22963

                                Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street

Suite 400

La Jolla, CA 92037

________________________________________________________________________

(Address of principal executive offices) (Zip code)

Cynthia Aragon

Chief Compliance Officer

Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400

La Jolla, CA 92037

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 524-9441

Date of fiscal year end: March 31

Date of reporting period: July 1, 2016 - June 30, 2017

ITEM 1. PROXY VOTING RECORD:

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
KKR Americas Fund XII L.P.	N/A	N/A	10/26/2016	Amendment to Limited Partnership Agreement	Mgmt	Yes	Yes	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Altegris KKR Commitments Master Fund

By (Signature and Title)   /s/ Matthew Osborne

Matthew Osborne

President of the Trust

Date: August 10, 2017